Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents

10. Cash and cash equivalents

	December 31,	December 31,
	2023	2022
	$	$
USD - United States dollar	46,129,886	18,867,216
GBP - Sterling	792,017	432,044
EUR - EURO	148,519	-
AUD - Australian dollar	1,769,872	978,513
ZAR - South African Rand	50,587	-
TZS - Tanzania Shilling	500,787	257,437
Cash and cash equivalents	49,391,627	20,535,210

Made up of;
Cash at banks and on hand	44,391,627	20,535,210
Short-term deposits	5,000,000	-
Cash and cash equivalents	49,391,627	20,535,210

For details on interest earned see Note 6.